INCOME TAX (CREDITS) EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Credits Expenses
SCHEDULE OF INCOME TAX PROVISION

The income tax provision consists of the following components:

	2023	2022	2021
	USD	USD	USD

Current tax	29,186	431,925	622,963
(Over) under-provision of tax in prior years	(72,040)	-	5,290
Total	(42,854)	431,925	628,253

SCHEDULE OF INCOME TAX (CREDITS) EXPENSES RECONCILED TO (LOSS) PROFIT BEFORE INCOME TAX

The income tax (credits) expenses for the years can be reconciled to the (loss) profit before income tax per the consolidated statement of profit or loss as follows:

	2023	2022	2021
	USD	USD	USD

(Loss) profit before income tax	(11,976,182)	5,210,820	1,960,543

Tax at the respective income tax rates	(1,418,569)	847,763	623,576
Tax effect of expenses not deductible for tax purpose	1,683,289	649,932	3,802,565
Tax effect of income not taxable for tax purpose	(235,534)	(850,911)	(4,037,252)
Tax effect of tax losses not recognized	-	-	288,070
Utilization of tax losses previously not recognized	-	(214,859)	(128,876)
(Over) under-provision in respect of prior years	(72,040)	-	5,290
Others	-	-	74,880
Total	(42,854)	431,925	628,253